Shareholders' Equity (Share Options, Narrative) (Details) (USD $)	12 Months Ended				12 Months Ended						1 Months Ended	126 Months Ended	176 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Jul. 31, 2013 2003 Option Plan	Dec. 31, 2013 2003 Option Plan	Dec. 31, 2013 RiT Inc. Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yields	0.00%	0.00%	0.00%
Risk-free interest rates	0.60%	0.50%	0.80%
Expected life of options					1 year			4 years
Expected volatility					130.70%	130.30%	117.40%	133.60%	134.40%	136.60%
Share options granted	557,000	338,038	217,850									1,510,728	27,242
Share options outstanding	1,021,071	552,386	261,320	58,792								1,012,666	8,405
Share options available for grant												874,286
Increase in share options authorized for grant											1,000,000
Unrecognized compensation cost related to share options	$ 1,228,822
Options exercisable, average exercise price	$ 5.48	$ 7.12
Options exercisable	462,660	253,417
Options outstanding, weighted average exercise price	$ 4.64	$ 5.35
Options outstanding, weighted average remaining contractual life	4 years 3 months 7 days	3 years 11 months 16 days
Stock option expense	$ 1,172,000	$ 301,000	$ 502,000